UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     April 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $1,418,843 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108    57294  1987300 SH       SOLE                  1987300        0        0
AON CORP                       COM              037389103    71257  1668400 SH       SOLE                  1668400        0        0
BALL CORP                      COM              058498106     9688   181500 SH       SOLE                   181500        0        0
BERKLEY W R CORP               COM              084423102    27173  1041500 SH       SOLE                  1041500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    64555  3019400 SH       SOLE                  3019400        0        0
DOLLAR TREE INC                COM              256746108    12448   210200 SH       SOLE                   210200        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    35592  1012000 SH       SOLE                  1012000        0        0
DRESSER-RAND GROUP INC         COM              261608103    31778  1011400 SH       SOLE                  1011400        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     7878   530500 SH       SOLE                   530500        0        0
FIRSTENERGY CORP               COM              337932107     9143   233900 SH       SOLE                   233900        0        0
FISERV INC                     COM              337738108    52613  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    74212  1609100 SH       SOLE                  1609100        0        0
INTEL CORP                     COM              458140100     5911   265200 SH       SOLE                   265200        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104    10321   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    24934   755800 SH       SOLE                   755800        0        0
KBR INC                        COM              48242W106    65871  2972519 SH       SOLE                  2972519        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    14445   190800 SH       SOLE                   190800        0        0
LOCKHEED MARTIN CORP           COM              539830109    13077   157143 SH       SOLE                   157143        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    43434  1998800 SH       SOLE                  1998800        0        0
MARINER ENERGY INC             COM              56845T305    36132  2413600 SH       SOLE                  2413600        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    31751   491800 SH       SOLE                   491800        0        0
MEDTRONIC INC                  COM              585055106     5404   120000 SH       SOLE                   120000        0        0
MURPHY OIL CORP                COM              626717102     8339   148400 SH       SOLE                   148400        0        0
ORACLE CORP                    COM              68389X105    51369  1998000 SH       SOLE                  1998000        0        0
PRECISION CASTPARTS CORP       COM              740189105   203310  1604533 SH       SOLE                  1604533        0        0
RAYTHEON CO                    COM NEW          755111507    78540  1375000 SH       SOLE                  1375000        0        0
RLI CORP                       COM              749607107    24439   428600 SH       SOLE                   428600        0        0
SEACOR HOLDINGS INC            COM              811904101    47275   586100 SH       SOLE                   586100        0        0
SMITH INTL INC                 COM              832110100    97493  2276800 SH       SOLE                  2276800        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    22258   952000 SH       SOLE                   952000        0        0
STANCORP FINL GROUP INC        COM              852891100    30417   638600 SH       SOLE                   638600        0        0
STRAYER ED INC                 COM              863236105    14149    58100 SH       SOLE                    58100        0        0
STRYKER CORP                   COM              863667101    38881   679500 SH       SOLE                   679500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    10899   518500 SH       SOLE                   518500        0        0
SYKES ENTERPRISES INC          COM              871237103    10890   476800 SH       SOLE                   476800        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7994   244700 SH       SOLE                   244700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     3788   120600 SH       SOLE                   120600        0        0
WELLPOINT INC                  COM              94973V107    63891   987642 SH       SOLE                   987642        0        0